Note 2. Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2013
Significant Accounting Policies [Line Items]
Cash	$ 913.5	$ 461.9
Commercial paper	0	50.0
Senior Notes	428.9
Deferred Tax Liabilities, Net	492.0	439.6
Prepaid and other current assets	608.2	423.4
Stockholders' Equity Attributable to Noncontrolling Interest	1,251.7	109.0
Total cash and cash equivalent	943.7	573.5	553.8	585.8
Restricted Cash and Cash Equivalents, Current	155.6	70.1
Interest Costs, Capitalized During Period	42.0	22.3
Foreign Currency Transaction Loss, before Tax	29.2	8.6	17.8
Payments to Acquire Equity Method Investments	58.5	67.0	47.8
Income (Loss) from Equity Method Investments	8.0	5.7	(2.3)
Shipping, Handling and Transportation Costs	19.8	20.8	24.6
Other Assets, Noncurrent	713.7	425.8
Accrued Liabilities, Current	719.5	432.7
Other liabilities	467.2	251.8
Debt Instrument, Face Amount	7,199.4	3,576.2
Time Deposits	(10.6)	(6.8)
Money Market Funds, at Carrying Value	19.6	54.8
SMP Ltd. [Member]
Significant Accounting Policies [Line Items]
Increase (Decrease) in Customer Deposits	158.9
Consolidated Entities [Member]
Significant Accounting Policies [Line Items]
Number Of Entities Sold	2
Solar Energy [Member] | Installment Method [Member]
Significant Accounting Policies [Line Items]
Revenues			22.7
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%
Percentage That Tax Position More Likely Than Not To Be Realized	50.00%
Product [Member] | Solar Energy [Member] | Contracts Accounted for under Percentage of Completion [Member]
Significant Accounting Policies [Line Items]
Revenues	9.3	53.5
Real Estate [Member] | Solar Energy [Member] | Contracts Accounted for under Percentage of Completion [Member]
Significant Accounting Policies [Line Items]
Revenues	10.6	32.5	72.8
2018 Senior Notes [Member]
Significant Accounting Policies [Line Items]
Senior Notes	485.2
Debt Instrument, Face Amount					600.0
Debt Instrument, Interest Rate, Stated Percentage					2.00%
2019 Senior Notes [Member]
Significant Accounting Policies [Line Items]
Senior Notes					550.0
Debt Instrument, Interest Rate, Effective Percentage					7.75%
2021 Senior Notes [Member]
Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount					600.0
Debt Instrument, Interest Rate, Stated Percentage					2.75%
2020 Senior Notes [Member]
Significant Accounting Policies [Line Items]
Senior Notes	431.6
Debt Instrument, Face Amount					$ 600.0
Debt Instrument, Interest Rate, Stated Percentage					0.25%
Software and Software Development Costs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building and Building Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Building and Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Solar Energy Systems [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	23 years
Solar Energy Systems [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years